OTHER EQUITY INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Summary of Other Equity Instruments

	Interest rate	Next call date	30 June 2026	31 December 2025
	%		£m	£m
AT1 securities:
- £210m Perpetual Capital Securities	4.25	March 2026	–	210
- £750m Perpetual Capital Securities	6.50	June 2027	750	750
- £400m Perpetual Capital Securities	8.75	Sept 2029	400	400
- £500m Fixed Rate Reset Perpetual Capital Securities	7.63	Sept 2030	500	500
- £410m Perpetual Capital Securities	6.75	Sept 2031	410	–
			2,060	1,860